BUSINESS COMBINATION - Assets acquired (Details) ¥ in Thousands, $ in Thousands						1 Months Ended		6 Months Ended	7 Months Ended	12 Months Ended
	May 19, 2017 CNY (¥)	May 19, 2016 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 29, 2014 USD ($)	Jun. 29, 2014 CNY (¥)	May 31, 2016 CNY (¥)	Feb. 29, 2016 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill								¥ 1,294,664	¥ 1,341,087	¥ 1,341,087	¥ 1,294,664	¥ 1,294,664
Gain on remeasurement of equity investment												62,506
Proceeds from a related party loan											64,936
Due to a related party											67,604
Net revenue										1,055,960	703,636	468,337
Net income (loss)										¥ (276,412)	¥ (98,584)	¥ (129,999)
EDC Holding
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration transferred			¥ 1,184,242
Fair value of non-controlling equity interest previously held by the Company			62,506
Sub-total			1,246,748
Effective settlement of pre-existing relationships			549,521
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash			(40,999)
Property and equipment			(1,535,246)
Identifiable intangible assets			(60,322)
Other assets			(96,508)
Short-term borrowings and current portion of long-term borrowings			178,638
Accounts payable			290,326
Obligations under capital leases, current			35,234
Long-term borrowings, excluding current portion			342,130
Deferred tax liabilities			45,748
Obligations under capital leases, non-current			250,318
Other liabilities			89,076
Total identifiable net assets			(501,605)
Goodwill			1,294,664
Gain or loss recognized from the effective settlement			0
Gain on remeasurement of equity investment			62,506
Outstanding loans from related party					¥ 344,110
Proceeds from a related party loan				$ 8,000	49,222
Net revenue								17,880
Net income (loss)								¥ (99,949)
EDC Holding | Buildings
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment			(624,090)
EDC Holding | Capital lease
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment			(422,874)
EDC Holding | Data center equipment
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment			(299,801)
EDC Holding | Leasehold improvement
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment			(2,694)
EDC Holding | Furniture and office equipment
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment			(958)
EDC Holding | Vehicles
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment			(749)
EDC Holding | Construction in progress
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment			(184,080)
WTENG
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration transferred		¥ 129,500
Consideration paid						¥ 103,600
Effective settlement of pre-existing relationships		43,161
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash		(1,237)
Property and equipment		(281,437)
Identifiable intangible assets		(59,500)
Other assets		(25,363)
Accounts payable		131,114
Capital lease and other financing obligations, current		12,097
Capital lease and other financing obligations, non-current		68,584
Deferred tax liabilities		21,143
Other liabilities		8,361
Total identifiable net assets		(126,238)
Goodwill		46,423
Short-term loans lent to WTENG		42,000				¥ 2,000	¥ 40,000
Interest rate (as a percent)						10.00%	10.00%
Gain or loss recognized from the effective settlement		0
Amount due from WTENG, including interest receivable		43,161
Interest receivable		1,161
Net revenue									36,924
Net income (loss)									¥ (2,861)
WTENG | Forecast
The identifiable assets acquired and liabilities assumed in the business combination
Consideration paid	¥ 25,900
WTENG | Capital lease
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment		(102,785)
WTENG | Data center equipment
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment		(19,895)
WTENG | Leasehold improvement
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment		(132,462)
WTENG | Construction in progress
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment		(26,295)
Consolidation eliminations | EDC Holding
Recognized amounts of identifiable assets acquired and liabilities assumed
Due from related party			598,743
Due to a related party			49,222
Prepayment for future services | EDC Holding
Recognized amounts of identifiable assets acquired and liabilities assumed
Due from related party					¥ 254,633
Customer relationships | EDC Holding
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets			(44,822)
Customer relationships | WTENG
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets		¥ (59,500)
Favorable lease | EDC Holding
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets			¥ (15,500)
Estimated useful life (in years)			20 years
Minimum | Customer relationships | EDC Holding
Recognized amounts of identifiable assets acquired and liabilities assumed
Estimated useful life (in years)			5 years
Minimum | Customer relationships | WTENG
Recognized amounts of identifiable assets acquired and liabilities assumed
Estimated useful life (in years)		7 years
Maximum | Customer relationships | EDC Holding
Recognized amounts of identifiable assets acquired and liabilities assumed
Estimated useful life (in years)			6 years
Maximum | Customer relationships | WTENG
Recognized amounts of identifiable assets acquired and liabilities assumed
Estimated useful life (in years)		8 years